UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-02675)

Exact name of registrant as specified in charter:	Putnam Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2010

Date of reporting period: December 31, 2009

Item 1. Schedule of Investments:

Putnam Tax Exempt Income Fund
The fund's portfolio
12/31/09 (Unaudited)

Key to holding's abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
LOC -- Letter of Credit
NATL -- National Public Finance Guarantee Corp.
PSFG -- Permanent School Fund Guaranteed
Radian Insd. -- Radian Group Insured
SGI -- Syncora Guarantee, Inc.
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.0%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.1%)
AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. A-1, GNMA Coll., FNMA Coll., 6.05s, 4/1/17	Aaa	$885,000	$911,462
Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s,
10/1/37	Aaa	2,355,000	2,436,978
Courtland, Indl. Dev. Board Env. Impt. Rev. Bonds
(Intl. Paper Co.), Ser. A, 5s, 11/1/13	BBB	1,500,000	1,525,425
Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman
Regl. Med. Ctr.), Ser. A, 7s, 2/1/36	Baa3	5,000,000	4,882,700
Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity
Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33	BBB	3,500,000	3,512,355
			13,268,920

Alaska (0.1%)
AK State Hsg. Fin. Corp. Rev. Bonds, Ser. A, 4.4s,
12/1/31	Aaa	1,115,000	1,126,295
			1,126,295

Arizona (1.7%)
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	B+/P	3,850,000	3,602,022
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BBB-/P	5,430,000	5,600,339
Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec.
Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa3	2,000,000	1,807,140
Maricopa Cnty., Poll. Control Rev. Bonds (El Paso
Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	3,300,000	3,728,010
Mesa, Util. Syst. Rev. Bonds, FGIC, NATL, 7 1/4s,
7/1/12	AA-	3,635,000	4,129,796
Queen Creek, Special Assmt. Bonds (Impt. Dist. No.
001), 5s, 1/1/26	Baa2	725,000	672,213
Yavapai Cnty., Indl. Dev. Auth. Rev. Bonds (Yavapai
Regl. Med. Ctr.), Ser. A, 6s, 8/1/33	Baa2	500,000	501,245
			20,040,765

Arkansas (--%)
Fayetteville, Sales & Use Tax Cap. Impt. Rev. Bonds,
Ser. A, FSA, 4s, 11/1/21	AAA	190,000	194,437
			194,437

California (8.2%)
Bay Area Toll Auth. of CA Rev. Bonds (San Francisco
Bay Area), Ser. F-1, 5s, 4/1/39	AA	5,000,000	5,036,550
CA Edl. Fac. Auth. Rev. Bonds
(Scripps College), 5s, 8/1/31	A1	500,000	498,020
(Lutheran U.), Ser. C, 5s, 10/1/24	Baa1	1,215,000	1,155,271
CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.), Ser. K,
4 3/4s, 8/1/36	Aa3	5,750,000	4,539,223
CA Infrastructure & Econ. Dev. Bank Rev. Bonds
(Science Ctr. Phase II), Ser. B, FGIC, 5s, 5/1/23	A	640,000	624,160
CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA),
5 1/4s, 2/1/37	Baa2	4,100,000	3,563,023
CA State G.O. Bonds
6 1/2s, 4/1/33	A	10,000,000	10,768,100
5 3/4s, 4/1/31	A	15,000,000	15,245,550

5 1/4s, 3/1/30	A	2,240,000	2,180,102
5s, 11/1/30	A	5,000	4,710
5s, 10/1/29	A	9,000,000	8,481,330
FGIC, 5s, 6/1/26	A	5,000,000	4,884,900
CA State Dept. of Wtr. Resources Rev. Bonds (Central
Valley), Ser. AE, 5s, 12/1/29	AAA	7,500,000	7,953,525
CA State Pub. Wks. Board Rev. Bonds, Ser. I-1, 6 1/8s,
11/1/29	A-	2,000,000	2,022,580
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	Aa3	200,000	190,440
Garvey, School Dist. G.O. Bonds (Election of 2004),
FSA, zero %, 8/1/26	AAA	545,000	187,622
Golden State Tobacco Securitization Corp. Rev. Bonds
(Tobacco Settlement), Ser. B, AMBAC, FHLMC Coll., FNMA
Coll., 5s, 6/1/38 (Prerefunded)	Aaa	530,000	591,681
Lompoc, Hlth. Care Dist. G.O. Bonds (Election
of 2005), Ser. B, SGI
5s, 8/1/29	A3	1,285,000	1,232,302
5s, 8/1/28	A3	1,125,000	1,089,259
Los Angeles, Unified School Dist. G.O. Bonds, Ser. I,
5s, 7/1/26	Aa3	5,000,000	5,218,750
M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A	2,250,000	2,392,043
Ontario, COP (Wtr. Syst. Impt.), NATL, 5s, 7/1/29	AA-	500,000	506,200
Port Oakland, Rev. Bonds, Ser. L, FGIC, 5 3/8s, 11/1/27	A2	8,920,000	8,744,008
Riverside Cnty., Asset Leasing Corp. Leasehold Rev.
Bonds (Riverside Cnty. Hosp.), NATL, zero %, 6/1/25	A2	4,000,000	1,536,320
Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A,
FGIC, NATL, zero %, 12/1/22	A	7,500,000	3,263,475
Solano, Cmnty. College Dist. G.O. Bonds (Election
of 2002), Ser. B, FGIC, zero %, 8/1/26	Aa3	9,560,000	3,599,149
			95,508,293

Colorado (1.3%)
CO Hlth. Fac. Auth. Rev. Bonds
(Valley View Assn.), 5 1/4s, 5/15/42	BBB	1,500,000	1,298,190
(Evangelical Lutheran), 5 1/4s, 6/1/22	A3	1,000,000	987,400
(Evangelical Lutheran), 5s, 6/1/16	A3	1,000,000	1,008,130
CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.), Ser.
C1, NATL, 5 1/2s, 9/1/24	A	1,750,000	1,725,640
CO Springs, Hosp. Rev. Bonds
6 3/8s, 12/15/30	A3	2,520,000	2,573,802
6 3/8s, 12/15/30 (Prerefunded)	A3	2,480,000	2,636,984
6 1/4s, 12/15/33	A3	3,000,000	3,165,720
E-470 Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero
%, 9/1/34	A	13,000,000	2,320,500
			15,716,366

Connecticut (0.6%)
CT State Dev. Auth. Rev. Bonds (Mystic Marine Life
Aquarium), Ser. A, 4 5/8s, 5/1/37	A+	2,500,000	2,093,900
CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care
Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s,
12/1/33	BBB+	750,000	674,483
CT State Dev. Auth. Poll. Control Rev. Bonds (Western
MA Electric Co.), Ser. A, 5.85s, 9/1/28	Baa2	3,000,000	3,010,800
Hamden, Fac. Rev. Bonds (Whitney Ctr.), Ser. B,
6 1/8s, 1/1/14	BB/P	1,000,000	983,230
			6,762,413

District of Columbia (0.7%)
DC G.O. Bonds, Ser. A, FSA, 5s, 6/1/26	AAA	5,005,000	5,223,568
DC Ballpark Rev. Bonds, Ser. B-1, FGIC, 5s, 2/1/25	A	1,035,000	995,732
DC Tobacco Settlement Fin. Corp. Rev. Bonds, 6 3/4s,
5/15/40	BBB	460,000	437,262
DC Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, FGIC, 5s,
10/1/33	AA-	1,005,000	1,010,357
			7,666,919

Florida (9.0%)
Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds
(Health First, Inc.), 7s, 4/1/39	A3	4,000,000	4,390,000
Cape Coral, Wtr.& Swr. Rev. Bonds, AMBAC, 5s, 10/1/26	Baa1	2,500,000	2,480,225
FL Hsg. Fin. Corp. Rev. Bonds
(Home Owner Mtge.), Ser. 7, FSA, 6s, 1/1/21	AAA	280,000	283,760
Ser. G, 5 3/4s, 1/1/37	Aa1	1,360,000	1,409,953
(Noah's Landing Apts.), Ser. H-1, FSA, 5 3/8s, 12/1/41	AAA	1,710,000	1,698,287
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 5s, 1/1/36	Aa1	1,025,000	1,050,379
(Homeowner Mtge.), Ser. 2, GNMA Coll, FNMA Coll, FHLMC
Coll., 4.95s, 7/1/37	Aa1	1,610,000	1,589,730
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.3s, 7/1/15	Aa1	290,000	288,878
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.2s, 7/1/14	Aa1	290,000	289,176
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.1s, 7/1/13	Aa1	255,000	256,150
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.1s, 1/1/13	Aa1	225,000	225,815
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4s, 7/1/12	Aa1	175,000	176,111
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 3.7s, 1/1/10	Aa1	165,000	165,000
FL State Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 5s,
10/1/31	A1	3,300,000	3,325,311

Flagler Cnty., School Board COP, Ser. A, FSA, 5s,
8/1/19	AAA	500,000	522,190
Fleming Island, Plantation Cmnty. Dev. Dist. Special
Assmt. Bonds, Ser. B, 7 3/8s, 5/1/31 (Prerefunded)	AAA	750,000	774,270
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, U.S.
Govt. Coll., 7 1/4s, 10/1/29 (Prerefunded)	AAA/F	7,030,000	7,508,392
Hernando Cnty., Rev. Bonds (Criminal Justice Complex
Fin.), FGIC, NATL, 7.65s, 7/1/16	A	18,500,000	22,347,630
Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds
(Adventist Sunbelt), Ser. A, 6s, 11/15/31 (Prerefunded)	AAA/P	1,000,000	1,097,910
Hillsborough Cnty., Cmnty. Investment Tax Rev. Bonds,
AMBAC, 5s, 5/1/24	AA+	1,250,000	1,303,113
Hillsborough Cnty., Indl. Dev. Auth. Poll. Control
Mandatory Put Bonds
(Tampa Elec. Co.), Ser. B, 5.15s, 9/1/13	Baa1	1,125,000	1,184,918
AMBAC, 5s, 3/15/12	Baa1	1,350,000	1,397,210
Kissimmee, Util. Auth. Rev. Bonds, FSA, 5 1/4s, 10/1/18	Aa3	2,270,000	2,436,663
Lee Cnty., Rev. Bonds, XLCA, 5s, 10/1/25	Aa3	5,500,000	5,667,585
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25	BB-/P	2,500,000	2,086,775
Leesburg, Cap. Impt. Rev. Bonds, FGIC, 5 1/4s, 10/1/27	A	1,600,000	1,657,456
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A
6.8s, 11/15/31	Ba2	1,000,000	923,200
6.7s, 11/15/19	Ba2	3,700,000	3,624,039
Miami-Dade Cnty., G.O. Bonds (Parks Program), NATL,
5s, 11/1/25	Aa3	5,000,000	5,154,850
Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev.
Bonds, Ser. B, FGIC, 5 1/4s, 7/1/26	A	3,000,000	3,090,450
North Broward, Hosp. Dist. Rev. Bonds, 6s, 1/15/31
(Prerefunded)	A2	235,000	250,865
Oakstead, Cmnty. Dev. Dist. Cap. Impt. Rev. Bonds,
Ser. A, U.S. Govt. Coll., 7.2s, 5/1/32 (Prerefunded)	AAA	2,095,000	2,159,170
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Orlando
Regl. Hlth. Care), Ser. A, NATL, 6 1/4s, 10/1/18	A2	3,000,000	3,384,780
Osceola Cnty., Indl. Dev. Auth. Rev. Bonds (Cmnty.
Provider Pooled Loan Program), Ser. A, FSA, 7 3/4s,
7/1/10	AAA	15,000	15,004
Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds,
5.7s, 5/1/37	D/P	290,000	162,763
South Broward, Hosp. Dist. Rev. Bonds, NATL, 4 3/4s,
5/1/28	Aa3	2,000,000	1,993,060
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
5.7s, 5/1/35	BB-/P	475,000	306,869
St. Lucie Cnty., School Board COP, Ser. A, FSA, 5s,
7/1/23	AAA	4,300,000	4,353,320
Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist.
Loan Program), FSA, 7.15s, 11/1/15	AAA	4,800,000	5,873,376
Sunrise, Util. Syst. Rev. Bonds, AMBAC, 5.2s, 10/1/22	A/P	5,995,000	6,440,848
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds,
5.4s, 5/1/37	BB-/P	100,000	66,810
U. Central FL Assn., Inc. COP, Ser. A, FGIC, 5 1/4s,
10/1/34	A	500,000	485,140
Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap.
Impt.), Ser. A, 6 5/8s, 5/1/33	BBB-/P	900,000	710,208
			104,607,639

Georgia (1.4%)
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s,
11/1/39	A	4,500,000	4,732,065
Burke Cnty., Poll. Control Dev. Auth. Mandatory Put
Bonds (Oglethorpe Pwr. Corp.), Class E, NATL, 4 3/4s,
4/1/11	A	2,000,000	2,088,080
Cherokee Cnty., Wtr. & Swr. Auth. Rev. Bonds, Ser. 06,
FSA, 5s, 8/1/25	AAA	500,000	543,140
Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth.
Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18
(Prerefunded)	AAA	925,000	1,069,069
GA State Private College & U. Auth. Rev. Bonds (Emory
U.), Ser. B, 5s, 9/1/29	Aa2	2,250,000	2,419,268
Main St. Natural Gas, Inc. Rev. Bonds (GA Gas),
Ser. A, 5 1/2s, 9/15/21	A+	370,000	374,747
Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U.,
Inc.), 7s, 6/15/39	Ba3	3,450,000	3,151,472
Richmond Cnty., Dev. Auth. Rev. Bonds (Amt.-Intl.
Paper Co.), Ser. A, 6 1/4s, 2/1/25	BBB	1,950,000	1,957,430
			16,335,271

Illinois (2.3%)
Chicago, Wtr. Rev. Bonds, FSA, 5s, 11/1/25	AAA	4,750,000	5,067,063
Cook Cnty., G.O. Bonds, Ser. B, NATL, 5s, 11/15/29	AA	1,250,000	1,280,225
IL Edl. Fac. Auth. Rev. Bonds (Northwestern U.), 5s,
12/1/33	Aaa	2,250,000	2,315,723
IL Fin. Auth. Rev. Bonds
(Rush U. Med. Ctr.), Ser. A, 7 1/4s, 11/1/38	A3	350,000	386,393
(Rush U. Med. Ctr.), Ser. B, 7 1/4s, 11/1/38	A3	2,520,000	2,782,030
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB	5,500,000	5,626,720
(IL Rush U. Med Ctr.), Ser. C, 6 5/8s, 11/1/39	A3	1,075,000	1,143,617
(Roosevelt U.), 6 1/2s, 4/1/39	Baa2	4,000,000	4,005,200
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa1	1,000,000	931,270
(Newman Foundation), Radian Insd., 5s, 2/1/32	A/P	3,000,000	2,336,040
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, FSA,
5s, 1/1/22	AAA	1,000,000	1,060,730
			26,935,011

Indiana (2.3%)

Anderson, Econ. Dev. Rev. Bonds (Anderson U.), 5s,
10/1/24	BBB-/F	965,000	901,831
IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5 1/4s,
10/15/21	Aa3	6,150,000	6,274,107
IN Hlth. Fac. Fin. Auth. Rev. Bonds (Cmnty. Hosp.),
Ser. A, AMBAC, 5s, 5/1/24	A	3,000,000	2,868,270
IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX
Corp.), 5.6s, 12/1/32	Baa1	4,150,000	4,086,588
IN State Fin. Auth. Edl. Fac. Rev. Bonds (Valparaiso
U.), 5s, 10/1/27	A2	1,405,000	1,426,511
IN U. Rev. Bonds (IN U. Fac.), AMBAC, 5 1/4s, 11/15/23	Aa1	700,000	754,915
Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 5.1s, 1/15/17	Baa2	4,500,000	4,512,060
Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	Baa2	2,500,000	2,715,325
NATL, 5.6s, 11/1/16	Baa1	2,750,000	2,969,313
Jasper Hosp. Auth. Rev. Bonds (Memorial Hosp.),
5 1/2s, 11/1/32	A-	500,000	467,335
			26,976,255

Iowa (1.2%)
IA Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. D,
GNMA Coll., FNMA Coll., 5s, 1/1/36	Aaa	310,000	316,039
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives), 9 1/4s, 7/1/25 (Prerefunded)	AAA	7,400,000	8,433,262
IA Fin. Auth. Hlth. Fac. Rev. Bonds (Care
Initiatives), Ser. A, 5 1/2s, 7/1/21	BB+	2,500,000	2,100,750
Tobacco Settlement Auth. of IA Rev. Bonds
Ser. B, 5.6s, 6/1/34	BBB	2,500,000	2,144,925
Ser. C, 5 3/8s, 6/1/38	BBB	750,000	567,210
			13,562,186

Kansas (0.6%)
KS State Dev. Fin. Auth. Rev. Bonds, Ser. K, NATL
5 1/4s, 11/1/26	Aa2	1,355,000	1,481,964
5 1/4s, 11/1/25	Aa2	1,620,000	1,779,829
KS State Dev. Fin. Auth. VRDN (Sisters of Charity),
Ser. D, 0.23s, 12/1/31	VMIG1	800,000	800,000
KS State Dev. Fin. Auth. Hlth. Fac. Rev. Bonds
(Stormont-Vail Hlthcare, Inc.), Ser. L, NATL, 5 1/8s,
11/15/32	A2	1,260,000	1,277,413
Lenexa, Hlth. Care Rev. Bonds (LakeView Village), Ser.
C, 6 7/8s, 5/15/32 (Prerefunded)	AAA	500,000	572,030
Lenexa, Hlth. Care Fac. Rev. Bonds, 5 1/2s, 5/15/39	BB+/P	1,500,000	1,164,720
			7,075,956

Kentucky (1.0%)
KY Econ. Dev. Fin. Auth. Rev. Bonds (Louisville
Arena), Ser. A-1, AGO, 6s, 12/1/42	AAA	3,500,000	3,789,940
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A, 6 5/8s, 10/1/28	A-/F	245,000	250,412
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst.
Rev. Bonds (Norton Hlth. Care, Inc.), 5s, 10/1/30	A-	4,000,000	3,660,560
Louisville/Jefferson Cnty., Metro. Govt. College Rev.
Bonds (Bellarmine U.), Ser. A, 6s, 5/1/38	Baa2	855,000	843,449
Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr.
Co.), Ser. A, 6 1/4s, 6/1/39	BBB+	1,000,000	1,044,720
Shelby Cnty., Lease Rev. VRDN, Ser. A, 0.2s, 9/1/34	VMIG1	1,595,000	1,595,000
			11,184,081

Louisiana (0.3%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B
5 7/8s, 5/15/39	BBB	950,000	872,528
5 1/2s, 5/15/30	BBB	2,500,000	2,500,350
			3,372,878

Maine (--%)
ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds, Ser. C,
FSA, 5 3/4s, 7/1/30	AAA	300,000	305,412
			305,412

Maryland (0.8%)
Howard Cnty., Rev. Bonds, Ser. A, U.S. Govt. Coll.,
8s, 5/15/29 (Prerefunded)	AAA	5,000,000	5,286,450
MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac
Electric Power Co.), 6.2s, 9/1/22	A3	1,100,000	1,257,586
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (WA
Cnty. Hosp.)
6s, 1/1/43	BBB-	1,590,000	1,593,975
5 3/4s, 1/1/38	BBB-	1,000,000	978,220
			9,116,231

Massachusetts (3.4%)
MA Dev. Fin. Agcy. Rev. Bonds, Ser. A, NATL, 5 1/2s,
1/1/11	A	1,500,000	1,527,795
MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	920,000	979,496
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	3,300,000	3,062,400
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded)	AAA/P	625,000	741,194

(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	2,950,000	2,637,330
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa1	4,750,000	4,802,963
(Med. Ctr. of Central MA), AMBAC, 6.55s, 6/23/22	A	5,500,000	5,601,200
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa1	900,000	916,263
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,000,000	1,009,800
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A/F	1,065,000	1,082,296
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39	Baa2	4,000,000	3,953,480
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	2,000,000	2,095,260
(Caritas Christian Oblig. Group), Ser. A, 5 5/8s,
7/1/20	BBB	1,745,000	1,676,247
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB-	450,000	294,390
(Care Group), Ser. B-2, NATL, 5 3/8s, 2/1/26	A	1,050,000	1,041,590
(Sterling & Francine Clark), Ser. A, 5s, 7/1/36	Aa2	3,305,000	3,425,269
MA State Port Auth. Rev. Bonds, 13s, 7/1/13
(Prerefunded)	AA/F	3,520,000	4,327,558
			39,174,531

Michigan (2.6%)
Detroit, G.O. Bonds
Ser. A-1, AMBAC, 5 1/4s, 4/1/24	BB	500,000	388,235
(Cap. Impt.), Ser. A-1, 5s, 4/1/15	BB	3,120,000	2,988,024
Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, FSA,
6 1/4s, 7/1/36	AAA	4,040,000	4,332,577
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	495,000	467,414
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City
Hosp.), Ser. A, 5 3/4s, 9/1/17	Ba1	535,000	478,584
MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	2,500,000	2,643,450
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A1	8,160,000	6,912,010
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25
(Prerefunded)	AAA	915,000	1,048,288
MI State Strategic Fund Mandatory Put Bonds (Dow
Chemical), Ser. A-1, 6 3/4s, 6/2/14	Baa3	700,000	749,287
MI State Strategic Fund Solid Waste Disp. Rev. Bonds
(SD Warren Co.), Ser. C, 7 3/8s, 1/15/22	BB/P	5,000,000	4,225,650
MI State Strategic Fund, Ltd. Mandatory Put Bonds (Dow
Chemical), 5 1/2s, 6/1/13	Baa3	3,500,000	3,559,430
MI State Strategic Fund, Ltd. VRDN (Detroit Symphony)
Ser. B, 0.23s, 6/1/31 (LaSalle Bank Midwest (LOC))	A-1	1,550,000	1,550,000
Ser. A, 0.25s, 6/1/31 (LaSalle Bank Midwest (LOC))	A-1	600,000	600,000
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
6s, 6/1/34	BBB	1,000,000	854,800
			30,797,749

Minnesota (1.1%)
Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds
(Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/38	BBB-	1,600,000	1,638,768
Martin Cnty., Hosp. Rev. Bonds (Fairmont Cmnty. Hosp.
Assn.), 6 5/8s, 9/1/22	BBB-/P	4,010,000	4,017,298
MN Agricultural & Econ. Dev. Board Rev. Bonds
(Evangelical Lutheran), 6s, 2/1/27	A3	1,625,000	1,650,643
MN State Higher Ed. Fac. Auth. VRDN (St. Olaf
College), Ser. 5-M1, 0.25s, 10/1/32	VMIG1	900,000	900,000
MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.), Ser.
H, 4.3s, 1/1/13	Aa1	615,000	633,235
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev.
Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	Baa1	2,155,000	1,998,504
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), 6s, 11/15/35	Ba1	1,250,000	1,098,750
U. of MN VRDN, Ser. C, 0.26s, 12/1/36	VMIG1	705,000	705,000
Winona, Hlth. Care Fac. Rev. Bonds (Winona Hlth.
Oblig. Group), Ser. A, 6s, 7/1/34	BBB-	500,000	483,820
			13,126,018

Mississippi (0.5%)
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB	3,000,000	2,999,670
MS Home Corp. Rev. Bonds (Single Fam. Mtge.)
Ser. G, GNMA Coll., FNMA Coll., 6.7s, 11/1/29	Aaa	620,000	623,652
Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	1,705,000	1,765,289
Ser. B, GNMA Coll., FNMA Coll., 5 1/2s, 6/1/36	Aaa	825,000	864,575
			6,253,186

Missouri (0.3%)
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Washington U. (The)), Ser. A, 5 3/8s, 3/15/39	Aaa	2,250,000	2,449,395
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
(Single Fam. Homeowner Loan), Ser. B-1, GNMA Coll.,
FNMA Coll., 7.45s, 9/1/31	AAA	210,000	218,719
(Single Fam. Home Ownership Loan), Ser. A-1, GNMA
Coll., FNMA Coll., 6 3/4s, 3/1/34	AAA	215,000	225,357
(Single Fam. Mtge.), Ser. D-2, GNMA Coll., FNMA Coll.,
6 1/2s, 9/1/29	AAA	125,000	130,493
(Single Fam. Mtge.), Ser. B-2, GNMA Coll., FNMA Coll.,
6.4s, 9/1/29	AAA	270,000	274,787
MO State Hsg. Dev. Comm. Single Fam. Mtge. Rev. Bonds
(Home Ownership Loan), Ser. B, GNMA Coll., FNMA Coll.,
3.85s, 9/1/10	AAA	110,000	110,457
			3,409,208

Nebraska (0.2%)
Central Plains, Energy Project Rev. Bonds (NE Gas No.

1), Ser. A, 5 1/4s, 12/1/18	BB+	370,000	381,119
NE Edl. Fin. Auth. VRDN (Creighton U.), 0.2s, 7/1/35	VMIG1	2,365,000	2,365,000
			2,746,119

Nevada (1.5%)
Clark Cnty., Arpt. Rev. Bonds, Ser. A-1, AMBAC, 5s,
7/1/27	Aa3	10,000,000	9,282,500
Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas
Corp.), Ser. A, AMBAC, 5 1/4s, 7/1/34	BBB	7,570,000	6,864,173
Clark Cnty., Local Impt. Dist. Special Assmt. Bonds
(No. 142), 6.1s, 8/1/18	BB/P	1,675,000	1,617,564
			17,764,237

New Hampshire (0.9%)
NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds
(Rivermead at Peterborough), 5 3/4s, 7/1/28	BB+/P	1,000,000	864,970
NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Hlth. Care
Syst.-Covenant Hlth.), 6 1/8s, 7/1/31 (Prerefunded)	A	4,000,000	4,429,560
NH Hlth. and Ed. Fac. Auth. Hosp. Rev. Bonds (Concord
Hosp.), FGIC, 5s, 10/1/24	A3	2,900,000	2,752,129
NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp.
Oblig. Group), Ser. A, 6 1/8s, 10/1/39	Baa1	2,000,000	1,963,540
			10,010,199

New Jersey (4.8%)
Middlesex Cnty., Impt. Auth. Lease Rev. Bonds (Perth
Amboy Muni. Complex), FGIC, NATL, 5s, 3/15/31	AA/P	3,500,000	3,204,985
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, U.S. Govt. Coll.,
7 1/4s, 11/15/31 (Prerefunded)	AAA/F	3,150,000	3,561,957
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	9,750,000	9,587,663
(School Fac. Construction), Ser. AA, 5 1/4s, 12/15/33	AA-	5,500,000	5,719,835
(Motor Vehicle), Ser. A, NATL, 5s, 7/1/27	A	7,000,000	7,019,460
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	6,250,000	6,230,063
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Baa2	3,000,000	2,939,130
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	AA-	8,760,000	4,009,189
NJ State Higher Ed. Assistance Auth. Rev. Bonds
(Student Loan), Ser. A, 5 5/8s, 6/1/30	AA	2,250,000	2,406,150
NJ State Tpk. Auth. Rev. Bonds, Ser. E, 5 1/4s, 1/1/40	A+	3,000,000	3,093,150
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 6/1/39 (Prerefunded)	Aaa	2,000,000	2,368,240
6 3/8s, 6/1/32 (Prerefunded)	Aaa	1,775,000	2,011,253
6 1/8s, 6/1/42 (Prerefunded)	Aaa	1,600,000	1,796,624
Ser. 1A, 5s, 6/1/29	BBB	2,850,000	2,187,432
			56,135,131

New Mexico (0.3%)
Farmington, Poll. Control Rev. Bonds (San Juan),
Ser. B, 4 7/8s, 4/1/33	Baa3	2,110,000	1,763,475
U. of NM Rev. Bonds (Hosp. Mtg.), FSA, FHA Insd., 5s,
1/1/24	AAA	2,000,000	2,063,140
			3,826,615

New York (6.2%)
Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds,
Ser. D, NATL, 5s, 9/1/20	A	500,000	531,030
Metro. Trans. Auth. Dedicated Tax Rev. Bonds, Ser. A,
5 1/2s, 11/15/39	AA	2,000,000	2,137,140
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (North Shore
Hlth. Syst.), Ser. C, 5 5/8s, 11/1/10	Baa1	140,000	143,996
NY City, G.O. Bonds, Ser. J/J-1, 5s, 6/1/21	AA	250,000	265,003
NY City, Indl. Dev. Agcy. Rev. Bonds (Queens Baseball
Stadium - Pilot), AMBAC, 5s, 1/1/23	BBB	300,000	301,932
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev.
Bonds (Airis JFK I LLC), Ser. A, 6s, 7/1/27	BBB-	11,005,000	8,581,259
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(British Airways PLC), 5 1/4s, 12/1/32	BB	200,000	128,156
NY State Dorm. Auth. Rev. Bonds
(Construction City U. Syst.), Ser. A, 6s, 7/1/20	AA-	10,900,000	12,701,443
(City U.), Ser. A, 5 3/4s, 7/1/18	AA-	12,485,000	14,287,959
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	600,000	576,084
(Winthrop Nassau U.), 5 1/2s, 7/1/23	Baa1	750,000	753,053
(State U. Edl. Fac.), Ser. A, 5 1/2s, 5/15/19	AA-	23,100,000	25,783,065
(Brooklyn Law School), Ser. B, XLCA, 5 3/8s, 7/1/22	Baa1	1,000,000	1,009,940
(Rochester Inst. of Tech.), Ser. A, AMBAC, 5 1/4s,
7/1/19	A1	285,000	313,127
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	500,000	557,750
NY State Energy Research & Dev. Auth. Fac. Mandatory
Put Bonds, 4.7s, 10/1/12	A3	500,000	508,440
Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill
Care Ctr. Newburgh), Ser. C, 7s, 8/1/31	B/P	750,000	632,453
Port Auth. NY & NJ Special Oblig. Rev. Bonds (Kennedy
Intl. Arpt. - 4th Installment), 6 3/4s, 10/1/11	BB+/P	75,000	75,022
Port Auth. NY & NJ Special Oblig. Rev. Bonds (Kennedy
Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	2,200,000	1,916,486
Westchester, Tobacco Asset Securitization Corp. Rev.
Bonds, 5s, 6/1/26	BBB	1,000,000	920,980
			72,124,318

North Carolina (2.2%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. D, 6 3/4s, 1/1/26	A-	5,000,000	5,050,000
Ser. C, 6 3/4s, 1/1/24	A-	1,250,000	1,458,000
AMBAC, 6s, 1/1/18	Baa1	7,000,000	7,948,990
Ser. A, 5 3/4s, 1/1/26	A-	3,750,000	3,787,500
NC Hsg. Fin. Agcy. FRN (Homeownership), Ser. 26,
Class A, 5 1/2s, 1/1/38	Aa2	775,000	799,940
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6s, 11/1/33	BBB+/F	2,345,000	2,244,657
NC Med. Care Comm. Retirement Fac. Rev. Bonds (First
Mtge.-Forest at Duke), 6 3/8s, 9/1/32 (Prerefunded)	BBB/P	3,000,000	3,396,510
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. A
5 1/2s, 1/1/13	A2	200,000	223,836
5s, 1/1/30	A2	1,200,000	1,227,900
			26,137,333

Ohio (6.5%)
American Muni. Pwr. - Ohio, Inc. Rev. Bonds (Prairie
State Energy Campus), Ser. A, 5s, 2/15/38	A1	5,000,000	5,029,550
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A-2
6s, 6/1/42	BBB	2,000,000	1,548,480
5 3/4s, 6/1/34	BBB	34,100,000	27,460,048
5 1/8s, 6/1/24	BBB	4,950,000	4,447,625
Cleveland, Parking Fac. Rev. Bonds, FSA, 5 1/4s,
9/15/22	AAA	600,000	614,490
Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds (Metro.
Swr. Dist.), Ser. A, NATL, 5s, 12/1/28	AA+	6,130,000	6,473,648
Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. C-2,
FSA, 5s, 4/1/24	AAA	5,000,000	5,157,950
Midview, Local School Dist. COP (Elementary School
Bldg. Fac.), 5 1/4s, 11/1/30	A	3,500,000	3,613,890
Montgomery Cnty., VRDN (Miami Valley Hosp.), Ser. B,
0.3s, 11/15/24	VMIG1	3,800,000	3,800,000
OH State Higher Edl. Fac. Mandatory Put Bonds (Kenyon
College), 4.95s, 7/1/15	A1	5,300,000	5,577,773
OH State Higher Edl. Fac. Rev. Bonds (Case Western
Reserve U.), 5 1/2s, 10/1/22 (Prerefunded)	AA-	1,000,000	1,123,740
OH State Higher Edl. Fac. Commn. Rev. Bonds (U. Hosp.
Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39	A2	5,000,000	5,311,550
OH State U. Rev. Bonds, Ser. A, 5s, 12/1/27	Aa2	1,000,000	1,079,690
Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.),
5 1/2s, 2/15/28	A2	5,000,000	5,028,900
			76,267,334

Oklahoma (1.0%)
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeownership Loan), Ser. B, 4.2s, 9/1/25	Aaa	585,000	568,222
OK State Tpk. Auth. VRDN, Ser. F, 0.2s, 1/1/28	VMIG1	8,685,000	8,685,000
Tulsa, Arpt. Impt. Trust Rev. Bonds, Ser. A, 5 3/8s,
6/1/24	A3	2,200,000	2,157,760
			11,410,982

Oregon (0.3%)
OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A2	2,000,000	2,146,560
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Fam. Mtge.), Ser. J, 4.7s, 7/1/30	Aa2	810,000	814,666
			2,961,226

Pennsylvania (2.4%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(UPMC Hlth.), Ser. B, NATL, 6s, 7/1/24	Aa3	2,210,000	2,457,608
(Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	BB	6,550,000	4,785,758
Allegheny Cnty., Sanitation Auth. Swr. Rev. Bonds, NATL
5 1/2s, 12/1/30	A	150,000	152,934
5 1/2s, 12/1/30 (Prerefunded)	A	850,000	892,466
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	1,690,000	1,703,469
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds
(Jenners Pond, Inc.), 7 1/4s, 7/1/24 (Prerefunded)	AAA/P	500,000	582,365
Cumberland Cnty., Muni. Auth. Rev. Bonds (Presbyterian
Homes Oblig.), Ser. A
5 1/4s, 1/1/19	BBB+	1,465,000	1,450,526
5.15s, 1/1/18	BBB+	665,000	658,995
East Stroudsburg, Area School Dist. G.O. Bonds, FSA,
5s, 9/1/27	Aa3	5,500,000	5,887,035
Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst
College), 5 1/2s, 3/15/38	BBB	1,275,000	1,239,326
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.),
5.15s, 3/15/20 (Prerefunded)	AAA/P	50,000	56,607
Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev.
Bonds (Aqua PA, Inc.), Ser. A, 5 1/4s, 7/1/42	AA-	3,250,000	3,057,535
Northampton Cnty., Hosp. Auth. Rev. Bonds (Saint
Luke's Hosp.), Ser. A, 5 1/2s, 8/15/40	Baa1	2,750,000	2,647,508
PA Rev. Bonds (Philadelphia Biosolids Fac.), 6 1/4s,
1/1/32	Baa3	500,000	502,945
PA Econ. Dev. Fin. Auth. Rev. Bonds (Amtrak), Ser. A ,
6 1/4s, 11/1/31	A2	1,000,000	1,014,940
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst.), 7 1/4s, 7/1/10
(In default) (NON)	D/P	5,415,577	1,625

West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit
Hosp.), 6 1/4s, 1/1/32	BBB	500,000	499,400
York Cnty., G.O. Bonds, AMBAC, 5s, 6/1/21	AA	485,000	508,290
			28,099,332

Puerto Rico (5.0%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 3/8s, 5/15/33	BBB	225,000	221,020
Cmnwlth. of PR, G.O. Bonds
Ser. B, 6s, 7/1/39	Baa3	7,000,000	7,090,790
Ser. C-7, NATL, 6s, 7/1/27	A	500,000	513,020
Ser. A, 5 1/4s, 7/1/22	Baa3	850,000	839,282
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A, 6s, 7/1/44	Baa3	3,400,000	3,474,732
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. TT, 5s, 7/1/37	A3	5,000,000	4,681,300
Ser. RR, FGIC, 5s, 7/1/23	A	4,395,000	4,443,257
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B,
5s, 12/1/13	BBB	250,000	262,630
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. K
5s, 7/1/17	BBB	2,900,000	2,936,018
5s, 7/1/13	BBB	500,000	527,775
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	250,000	252,408
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Facs. Rev. Bonds (Auxilio Mutuo Oblig. Group), Ser. A,
NATL, 6 1/4s, 7/1/16	A	3,420,000	3,420,547
Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A,
5 1/4s, 8/1/24	Baa3	750,000	732,810
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.)
Ser. M, Cmnwlth. of PR Gtd., 6 1/4s, 7/1/31	Baa3	1,895,000	2,013,438
Ser. P, Cmnwlth. of PR Gtd., 6 1/8s, 7/1/23	Baa3	8,000,000	8,383,760
Ser. I, Cmnwlth. of PR Gtd., 5s, 7/1/36	Baa3	2,220,000	1,970,183
Cmnwlth. of PR, Pub. Fin. Corp. Rev. Bonds, Ser. A,
AMBAC, 5 1/4s, 8/1/30	BBB-	175,000	178,183
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
6s, 8/1/42	A+	15,000,000	15,630,900
NATL, zero %, 8/1/43	Aa3	350,000	45,661
U. of PR Rev. Bonds, Ser. P, 5s, 6/1/24	Baa2	1,000,000	947,790
			58,565,504

South Carolina (0.9%)
Berkeley Cnty., School Dist. Rev. Bonds (Installment
Lease Securing Assets for Ed.), 5 1/8s, 12/1/30	A3	5,000,000	5,079,600
Florence Cnty., Hosp. Rev. Bonds (McLeod Regl. Med.
Ctr.), Ser. A, FSA, 5 1/4s, 11/1/23	AAA	2,500,000	2,611,075
SC Hsg. Fin. & Dev. Auth. Mtge. Rev. Bonds, Ser. A-2,
AMBAC, 5s, 7/1/35	Aa1	1,035,000	1,062,210
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth.)
Ser. A, 7 3/8s, 12/15/21 (Prerefunded)	AAA/P	800,000	867,288
Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	1,115,000	1,292,530
Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	135,000	156,495
			11,069,198

South Dakota (0.4%)
Brookings, COP, AMBAC, 5 1/4s, 12/1/19	A-/P	3,445,000	3,506,321
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.),
Ser. J, 4.55s, 5/1/18	AAA	1,000,000	1,021,420
			4,527,741

Tennessee (1.5%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s,
7/1/25 (Prerefunded)	Baa1	5,000,000	5,696,600
Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds (Federal
Express Corp.), 5.05s, 9/1/12	Baa2	2,000,000	2,104,760
Shelby Cnty., Hlth. Edl. & Hsg. Fac. Hosp. Board Rev.
Bonds (Methodist Hlth. Care)
6 1/2s, 9/1/26 (Prerefunded)	AAA	310,000	354,609
6 1/2s, 9/1/26 (Prerefunded)	AAA	190,000	217,341
TN Energy Acquisition Corp. Gas Rev. Bonds, Ser. A
5 1/4s, 9/1/24	BB+	4,000,000	3,963,440
5 1/4s, 9/1/20	BB+	5,000,000	5,068,900
			17,405,650

Texas (13.4%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement), Ser. A
7s, 11/15/33	B+/P	715,000	639,282
5 7/8s, 11/15/18	B+/P	4,250,000	3,849,225
Aldine, Indpt. School Dist. G.O. Bonds (School Bldg.),
PSFG
5s, 2/15/25	Aaa	2,000,000	2,162,440
5s, 2/15/24	Aaa	2,000,000	2,171,540
Angleton, Indpt. School Dist. G.O. Bonds (School
Bldg.), PSFG, 5s, 2/15/30	Aaa	4,095,000	4,359,046
Beaumont, Indpt. School Dist. G.O. Bonds (School
Bldg.), AGO, 5 1/8s, 2/15/30	AAA	2,550,000	2,663,271
Brazoria Cnty., Brazos River Harbor Naval Dist. Env.
FRN (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB-	1,100,000	1,071,488
Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory

Put Bonds (Dow Chemical), 5.9s, 5/1/28	BBB-	3,450,000	3,488,054
Cypress-Fairbanks, Indpt. School Dist. G.O. Bonds
(Schoolhouse), PSFG, 5s, 2/15/24	Aaa	625,000	684,763
Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds,
Ser. B, AMBAC, 5 3/8s, 2/15/29	BBB+	9,500,000	9,294,135
Dallas, Indpt. School Dist. G.O. Bonds (School Bldg.),
PSFG, 6s, 2/15/27	Aaa	3,260,000	3,790,891
Denton, Indpt. School Dist. VRDN, Ser. 05-A, 0.28s,
8/1/35	A-1	2,000,000	2,000,000
Edgewood, Indpt. School Dist. Bexar Cnty. G.O. Bonds,
Ser. A, PSFG, 5s, 2/15/29	Aaa	1,035,000	1,074,609
La Porte, Indpt. School Dist. G.O. Bonds
(Schoolhouse), AGO, 5s, 2/15/26	AAA	570,000	612,602
La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp
Inc.), Ser. A, 6 3/8s, 8/15/44	BBB	1,700,000	1,670,726
Laredo, Intl., Toll Bridge Rev. Bonds, Ser. B, FSA,
5s, 10/1/16	AAA	750,000	829,305
Leander, Indpt. School Dist. G.O. Bonds (School
Bldg.), PSFG, zero %, 8/15/19	AAA	5,000,000	3,232,850
Lower CO River Auth. Rev. Bonds
Ser. A, 7 1/4s, 5/15/37	A1	2,000,000	2,217,980
5 3/4s, 5/15/37	A1	1,200,000	1,246,908
5 3/4s, 5/15/28	A1	2,000,000	2,131,440
Mansfield, Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/27	Aaa	3,630,000	3,832,118
Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No.
1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa2	2,250,000	1,869,638
Mission Cons., Indpt. School Dist. G.O. Bonds, PSFG,
5s, 2/15/23	Aaa	840,000	905,369
Montgomery Cnty., G.O. Bonds, Ser. A, FSA, 5s, 3/1/21	AAA	1,750,000	1,901,165
North TX Thruway Auth. Rev. Bonds
Ser. A, 5 5/8s, 1/1/33	A2	3,000,000	3,080,460
Ser. A, NATL, 5 1/8s, 1/1/28	A2	5,000,000	5,021,100
Ser. D, AGO, zero %, 1/1/28	AAA	11,620,000	4,206,440
North TX, Thruway Auth. Rev. Bonds
Ser. A, 6s, 1/1/25	A2	5,200,000	5,542,420
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	2,750,000	2,790,370
North TX, Thruway Auth. stepped-coupon Rev. Bonds,
zero %, (6 1/2s, 1/1/15), 2043 (STP)	A2	9,700,000	7,294,497
Paris, Indpt. School Dist. G.O. Bonds (School Bldg.),
PSFG, 5s, 2/15/25	Aaa	1,000,000	1,087,730
Pharr, San Juan - Alamo, Indpt. School Dist. G.O.
Bonds (School Bldg.), PSFG, 5s, 2/1/30	Aaa	400,000	421,700
Round Rock, Indpt. School Dist. G.O. Bonds (School
Bldg.), 5s, 8/1/33	Aa1	500,000	528,525
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	1,400,000	1,435,616
San Antonio, Arpt. Syst. Rev. Bonds, FSA, 5 1/4s,
7/1/32	AAA	1,415,000	1,396,605
Spring, Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/24	Aaa	500,000	526,105
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement
Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.)
5 1/4s, 11/15/27	A-	1,000,000	957,470
5 1/4s, 11/15/22	A-	2,500,000	2,509,400
Tarrant Cnty., Hosp. Dist. Rev. Bonds, NATL, 5 1/2s,
8/15/19	Aa3	1,870,000	1,938,274
TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds,
Ser. A, 5 1/4s, 12/15/26	A2	5,000,000	4,825,800
TX Private Activity Surface Trans. Corp. Rev. Bonds
(NTE Mobility), 6 7/8s, 12/31/39	Baa2	1,650,000	1,681,697
TX State G.O. Bonds (Trans. Comm. Mobility Fund),
4 3/4s, 4/1/27	Aa1	5,000,000	5,246,150
TX State Rev. Bonds, 6.2s, 9/30/11	AA+	20,800,000	21,756,592
TX State Affordable Hsg. Corp. Single Fam. Mtge. Rev.
Bonds (Professional Ed. Home Loan), Ser. A-3, FHLMC
Coll., GNMA Coll., FNMA Coll., 5.6s, 2/1/39	Aaa	1,787,182	1,851,574
TX State Indl. Dev. Corp. Rev. Bonds (Arco Pipelines
Co.), 7 3/8s, 10/1/20	Aa1	6,500,000	8,039,070
TX State Tpk. Auth. Rev. Bonds (Central Texas Tpk.
Syst.), Ser. A, AMBAC, 5 1/2s, 8/15/39	Baa1	1,000,000	981,310
TX State, Trans. Comm. Rev. Bonds, 5s, 4/1/26	AAA	7,585,000	8,098,732
Victoria, Indpt. School Dist. G.O. Bonds (School
Bldg.), PSFG, 5s, 2/15/24	Aaa	3,375,000	3,660,086
Victoria, Util. Syst. Rev. Bonds, AMBAC, 5s, 12/1/27	AA-	3,960,000	4,154,713
			156,731,281

Utah (0.6%)
Salt Lake City, Hosp. Rev. Bonds
(IHC Hosp. Inc.), Ser. A, 8 1/8s, 5/15/15 (Prerefunded)	AAA	3,860,000	4,518,941
AMBAC, 6 3/4s, 5/15/20 (Prerefunded)	AAA/P	2,000,000	2,002,080
			6,521,021

Vermont (0.1%)
VT Hsg. Fin. Agcy. Rev. Bonds
Ser. 22, FSA, 5s, 11/1/34	AAA	335,000	340,410
(Single Fam.), Ser. 23, FSA, 5s, 5/1/34	AAA	535,000	546,818
			887,228

Virginia (3.1%)
Chesterfield Cnty., Econ. Dev. Auth. Poll. Control
Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5s, 5/1/23	A-	1,575,000	1,719,491
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev.
Bonds (United Methodist), Ser. A, 6 1/2s, 6/1/22	BB+/P	4,750,000	4,756,935
Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, FSA,
5.929s, 8/23/27	AAA	19,500,000	20,608,770
Prince William Cnty., Indl. Dev. Auth. Hosp. Rev.

Bonds (Potomac Hosp. Corp.), 5.35s, 10/1/36	Baa1	1,740,000	1,631,859
WA Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Mountain States Hlth. Alliance), Ser. C, 7 3/4s,
7/1/38	Baa1	6,100,000	6,914,716
			35,631,771

Washington (3.4%)
Cowlitz Cnty., Pub. Util. Rev. Bonds (Dist. No. 1
Production Syst.), FGIC
5s, 9/1/25	A	695,000	712,625
5s, 9/1/24	A	615,000	632,423
Everett, Pub. Fac. Dist. Ltd. Sales Tax & Interlocal
Rev. Bonds, Ser. A
5s, 12/1/23	A	525,000	542,273
5s, 12/1/22	A	1,050,000	1,089,501
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	4,155,000	4,104,517
6 1/2s, 6/1/26	BBB	1,185,000	1,192,063
WA State G.O. Bonds
Ser. D, FSA, 5s, 1/1/28	AAA	8,320,000	8,781,178
(Motor Vehicle Fuel), Ser. B, NATL, 5s, 7/1/24	Aa1	5,270,000	5,584,303
WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39	Baa2	1,250,000	1,323,650
(Catholic Hlth. Initiatives), Ser. D, 6 3/8s, 10/1/36	Aa2	7,050,000	7,645,584
Ser. C, Radian Insd., 5 3/8s, 8/15/28	Baa2	1,850,000	1,749,027
Ser. B, NATL, 5s, 2/15/27	A	2,500,000	2,243,500
(Kadlec Med. Ctr.), Ser. A, 5s, 12/1/21	AAA	3,000,000	3,109,650
WA State Hsg. Fin. Comm. Rev. Bonds (Single Family
Program), Ser. 2A, GNMA Coll., FNMA Coll., 5s, 12/1/25	Aaa	735,000	737,558
			39,447,852

West Virginia (0.9%)
Econ. Dev. Auth. Lease Rev. Bonds (Correctional
Juvenile Safety), Ser. A, NATL, 5s, 6/1/29	AA-	6,200,000	6,344,646
Mason Cnty., Poll. Control FRB (Appalachian Pwr. Co.
Project), Ser. L, 5 1/2s, 10/1/11	BBB	2,000,000	2,029,560
Pleasants Cnty., Poll. Control Rev. Bonds (Allegheny),
Ser. F, 5 1/4s, 10/15/37	BBB	2,500,000	2,330,675
			10,704,881

Wisconsin (1.3%)
Badger, Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28 (Prerefunded)	AAA	1,000,000	1,139,770
6 3/8s, 6/1/32 (Prerefunded)	AAA	5,615,000	6,316,819
WI State Rev. Bonds, Ser. A, 6s, 5/1/27	AA-	3,500,000	3,969,910
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prohealth
Care, Inc.), 6 5/8s, 2/15/39	A1	3,000,000	3,214,620
			14,641,119

Wyoming (0.6%)
Campbell Cnty., Solid Waste Fac. Rev. Bonds (Basin
Elec. Pwr. Co-op), Ser. A, 5 3/4s, 7/15/39	A1	3,000,000	3,173,460
WY Muni. Pwr. Agcy. Rev. Bonds (Pwr. Supply), Ser. A,
5 1/2s, 1/1/33	A2	1,410,000	1,455,938
WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds, Ser. A,
5 1/2s, 1/1/38	A2	2,800,000	2,878,232
			7,507,630

Total municipal bonds and notes (cost $1,112,577,552)			$1,143,639,722

PREFERRED STOCKS (0.6%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A,
6.875% cum. pfd.		5,922,300	$5,635,187
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B,
7 3/4s cum. pfd.		2,000,000	1,640,373

Total preferred stocks (cost $7,922,292)			$7,275,560

TOTAL INVESTMENTS

Total investments (cost $1,120,499,844) (b)			$1,150,915,282

Key to holding's abbreviations

AGO	Assured Guaranty, Ltd.
AMBAC	AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd.	Commonwealth of Puerto Rico Guaranteed
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Company
FHA Insd.	Federal Housing Administration Insured
FHLMC Coll.	Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll.	Federal National Mortgage Association Collateralized
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
FSA	Financial Security Assurance
G.O. Bonds	General Obligation Bonds
GNMA Coll.	Government National Mortgage Association Collateralized
IF	Inverse Floater
LOC	Letter of Credit
NATL	National Public Finance Guarantee Corp.
PSFG	Permanent School Fund Guaranteed
Radian Insd.	Radian Group Insured
U.S. Govt. Coll.	U.S. Government Collateralized
VRDN	Variable Rate Demand Notes
XLCA	XL Capital Assurance

NOTES

(a) Percentages indicated are based on net assets of $1,166,631,641.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at December 31, 2009 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at December 31, 2009 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,120,397,035, resulting in gross unrealized appreciation and depreciation of $61,524,991 and $31,006,744, respectively, or net unrealized appreciation of $30,518,247.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB, FRN, Mandatory Put Bonds and VRDN are the current interest rates at December 31, 2009.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at December 31, 2009 (as a percentage of net assets):

Healthcare	20.6%
State Government	16.1
Utilities	12.7

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of December 31, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$--	$1,143,639,722	$--

Preferred stocks	--	7,275,560	--

Totals by level	$--	$1,150,915,282	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: February 26, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 26, 2010